Cover Page	Feb. 25, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2025
Entity Registrant Name	GINKGO BIOWORKS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40097
Entity Tax Identification Number	87-2652913
Entity Address, Address Line One	27 Drydock Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	877
Local Phone Number	422-5362
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001830214
Amendment Flag	false